General	12 Months Ended
Dec. 31, 2024
General [Abstract]
General

Note 1 - General

A.

Hold me Ltd. (“The Company”) was incorporated under the laws of the state of Israel and commenced operations as a private company in January 2007, under Companies Registrar number 513933218.

From 2021, The Company’s common stock is traded on the OTC Markets, OTC Pink tier, under the symbol “HMELF”.

The Company developed a software-based platform that enables its customers to enhance their brand and loyalty plans with digital payments and reward programs through the creation and offering of branded mobile applications (the “Development”). The Development was done with a collaboration with a third-party service provider Galileo Tech Ltd. During 2023 the collaboration with Galileo had been terminated.

During August 2023, The Company, has signed an agreement to purchase from Yonatan Shachar, an Israeli citizen, 100% of the outstanding shares of S.Y. Calimero Entrepreneurship Ltd, an Israeli company that has a basic (limited) non-banking credit license allowing it to provide credit in Israel – for the total amount of NIS 125,000. The purchase was subject to a condition that the controlling shareholder of the Company, Menachem Shalom, would be granted a permit to control the purchased company. Such permit is needed to be granted by the Israeli Authority for Capital Markets, Insurance and Savings (“the condition”). NIS 40,000 were to be transferred upon the execution of the agreement and the rest were transferred to an escrow account and to be released to the Seller once the condition is satisfied. The condition was satisfied in April 2024, the purchase was completed and the shares were transferred. See also Note 6.

B.	The Company developed a software-based platform that enables its customers to enhance their brand and loyalty plans with digital payments and reward programs through the creation and offering of branded mobile applications (the “Development”). The Development was completed with a collaboration with a third-party service provider Galileo Tech Ltd. During 2023 the collaboration with Galileo had been terminated.

C.	Going Concern:

The financial statements are presented on a going-concern basis. The Company has suffered recurring losses from operations, and is dependent upon external sources for financing its operations. As of December 31, 2024, the Company has an accumulated deficit of NIS 3,792,458, a stockholders’ deficiency of NIS 2,619,934, and a working capital deficiency in the amount of NIS 2,762,434. These matters, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The Company intends to continue to finance its operating activities by raising capital. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its activities on commercially reasonable terms or at all. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of its operations.

The financial statements do not include any adjustments for the values of assets and liabilities and their classification that may be necessary in the event that the Company is no longer able to continue its operations as a “going concern”.